Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Investment Valuation / Income Recognition
Investment Valuation
Investments held are stated at fair value. See Note 3, "Fair Value Measurements," for discussion on fair value measurements.
The self-directed brokerage accounts consist of mutual funds, exchange traded funds, money market funds and corporate stock.
The fair value of mutual funds, exchange traded funds, money market funds and corporate stock are valued at quoted prices in an active market.
The Plan invests in collective investment trust funds and common collective trust funds, from here on termed collective trust funds, which are valued using net asset value (NAV) of units held. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. There are no future commitments on any of the collective trust funds.
The Plan invests in units of participation in collective investment trust funds held within a proprietary collective investment trust, the Intel Retirement Plans Collective Investment Trust (the CIT Trust). The Global Trust Company was the trustee and investment manager of each collective investment trust fund offered by the CIT Trust until March 31, 2024. Effective April 1, 2024, SEI Trust Company replaced Global Trust Company.
Income Recognition
Net realized and unrealized appreciation (depreciation) in fair value of investments includes the net realized gain (loss) on investments sold during the year and the net change in unrealized appreciation (depreciation) during the year on investments held at the end of the year.
Investment transactions are recognized as of their trade dates. Interest is accrued daily; dividends are accrued on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants
Participant loans are classified as notes receivable from participants on the statements of net assets available for benefits and are valued at their unpaid principal balance, plus accrued but unpaid interest. The interest earned on these loans is included with interest and dividend income on the statement of changes in net assets available for benefits.

Benefit Payments	Benefit Payments Benefits are recorded when paid.
Administrative Expenses	Administrative Expenses The Company and the Plan pay the expenses for administration of the Plan.
Contributions
Contributions
Participant deferrals are accrued when withheld from the participants' eligible compensation. Company contributions are accrued in the period in which they become obligations of the Company, pursuant to the terms of the plan document.

Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Cash
Cash
Cash of $2,343 as of December 31, 2024 represented non-interest bearing cash held at The Bank of New York Mellon due to the timing of investments transactions. There was no cash held as of December 31, 2025.